Eaton Vance

Stock Fund

March 31, 2021 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2021, the value of the Fund’s investment in the Portfolio was $108,858,165 and the Fund owned 13.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Auto Components — 1.5%
Aptiv PLC	91,100	$12,562,690

		$12,562,690

Banks — 5.5%
JPMorgan Chase & Co.	176,020	$26,795,525
PNC Financial Services Group, Inc. (The)	100,840	17,688,344

		$44,483,869

Beverages — 3.7%
Coca-Cola Co. (The)	246,100	$12,971,931
Coca-Cola European Partners PLC	320,800	16,732,928

		$29,704,859

Biotechnology — 2.1%
AbbVie, Inc.	154,300	$16,698,346

		$16,698,346

Building Products — 1.4%
Trane Technologies PLC	67,400	$11,158,744

		$11,158,744

Capital Markets — 5.7%
Intercontinental Exchange, Inc.	124,500	$13,904,160
S&P Global, Inc.	45,500	16,055,585
Tradeweb Markets, Inc., Class A	217,439	16,090,486

		$46,050,231

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	98,882	$12,757,756

		$12,757,756

Containers & Packaging — 1.3%
AptarGroup, Inc.	73,500	$10,412,745

		$10,412,745

Electric Utilities — 1.6%
NextEra Energy, Inc.	172,184	$13,018,832

		$13,018,832

Electrical Equipment — 1.9%
AMETEK, Inc.	120,300	$15,365,919

		$15,365,919

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.2%
TE Connectivity, Ltd.	73,600	$9,502,496

		$9,502,496

Entertainment — 1.8%
Walt Disney Co. (The)(1)	78,500	$14,484,820

		$14,484,820

Equity Real Estate Investment Trusts (REITs) — 1.6%
Lamar Advertising Co., Class A	135,800	$12,754,336

		$12,754,336

Food & Staples Retailing — 2.2%
Sysco Corp.	225,200	$17,732,248

		$17,732,248

Health Care Equipment & Supplies — 4.0%
Boston Scientific Corp.(1)	408,500	$15,788,525
Danaher Corp.	73,766	16,603,251

		$32,391,776

Health Care Providers & Services — 2.1%
Anthem, Inc.	47,160	$16,928,082

		$16,928,082

Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc., Class A	89,000	$13,181,790

		$13,181,790

Insurance — 1.1%
Travelers Cos., Inc. (The)	60,100	$9,039,040

		$9,039,040

Interactive Media & Services — 8.7%
Alphabet, Inc., Class C(1)	19,929	$41,225,727
Facebook, Inc., Class A(1)	99,244	29,230,336

		$70,456,063

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	15,322	$47,407,494

		$47,407,494

IT Services — 9.2%
Automatic Data Processing, Inc.	67,300	$12,684,031
Cognizant Technology Solutions Corp., Class A	181,612	14,187,529
PayPal Holdings, Inc.(1)	61,000	14,813,240
Shift4 Payments, Inc., Class A(1)	104,000	8,529,040
Visa, Inc., Class A	113,600	24,052,528

		$74,266,368

Security	Shares	Value
Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	32,500	$14,832,350

		$14,832,350

Machinery — 1.5%
Stanley Black & Decker, Inc.	60,900	$12,159,903

		$12,159,903

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	101,700	$10,657,143
Phillips 66	103,725	8,457,737

		$19,114,880

Pharmaceuticals — 2.7%
Sanofi	146,300	$14,466,752
Zoetis, Inc.	49,300	7,763,764

		$22,230,516

Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	99,200	$7,988,576
Clarivate PLC(1)	217,164	5,730,958

		$13,719,534

Road & Rail — 1.5%
Union Pacific Corp.	55,000	$12,122,550

		$12,122,550

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	75,900	$11,770,572
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,123	11,251,149
Texas Instruments, Inc.	71,479	13,508,816

		$36,530,537

Software — 8.5%
Intuit, Inc.	18,836	$7,215,318
Microsoft Corp.	245,120	57,791,942
nCino, Inc.(1)	61,286	4,089,002

		$69,096,262

Specialty Retail — 1.5%
TJX Cos., Inc. (The)	188,740	$12,485,151

		$12,485,151

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	349,588	$42,702,174

		$42,702,174

Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	101,000	$8,071,920

		$8,071,920

Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.(1)	104,820	$13,132,898

		$13,132,898

Total Common Stocks (identified cost $530,832,199)		$806,557,179

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	650,152	$650,152

Total Short-Term Investments (identified cost $650,152)		$650,152

Total Investments — 99.7% (identified cost $531,482,351)		$807,207,331

Other Assets, Less Liabilities — 0.3%		$2,544,019

Net Assets — 100.0%		$809,751,350

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Portfolio’s investment in affiliated funds was $650,152, which represents 0.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,475,259	$34,160,286	$(39,985,393)	$—	$—	$650,152	$645	650,152

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$98,073,781	$—		$—	$98,073,781
Consumer Discretionary	93,709,045	—		—	93,709,045
Consumer Staples	47,437,107	—		—	47,437,107
Energy	19,114,880	—		—	19,114,880
Financials	99,573,140	—		—	99,573,140
Health Care	88,614,318	14,466,752		—	103,081,070
Industrials	77,284,406	—		—	77,284,406
Information Technology	232,097,837	—		—	232,097,837
Materials	10,412,745	—		—	10,412,745
Real Estate	12,754,336	—		—	12,754,336
Utilities	13,018,832	—		—	13,018,832
Total Common Stocks	$792,090,427	$14,466,752	*	$—	$806,557,179
Short-Term Investments	$—	$650,152		$—	$650,152
Total Investments	$792,090,427	$15,116,904		$—	$807,207,331

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.